UBS Equity Long-Short Multi-Strategy Fund
UBS Equity Long-Short Multi-Strategy Fund
Investment objective
The Fund seeks to preserve and grow capital with low correlation to the equity markets.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 13 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 62 of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - UBS Equity Long-Short Multi-Strategy Fund	CLASS A		CLASS C		CLASS P
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none		none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	none	[1],[2]	1.00%	[1]	none
[1]	In connection with the liquidation, expected to be completed on or about September 24, 2015, the Board approved, effective July 27, 2015, the waiver of the investment advisory fee of 1.25% of average net assets, the waiver of the annual Rule 12b-1 distribution fee of 0.75% of average net assets that is charged to the shareholders of Class C shares, and the elimination of all CDSCs assessed on redemptions that are charged on Class A shares (on purchases of $1,000,000 or more) and Class C shares. The annual service fee of 0.25% of average net assets that is charged on Class A shares and Class C shares will not be waived. With respect to exchanges of shares of the Fund for shares of another UBS Family Fund, the length of time you held your shares of the Fund will still be considered when determining whether you must pay a CDSC when you sell the shares of the UBS Family Fund acquired in the exchange. These changes are not reflected in the fee and expense tables above or the expense example below.
[2]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - UBS Equity Long-Short Multi-Strategy Fund		CLASS A		CLASS C		CLASS P
Management fees	[1]	1.25%		1.25%		1.25%
Distribution and/or service (12b-1) fees		0.25%	[1]	1.00%	[1]	none
Dividend expense and security loan fees for securities sold short		2.58%		2.56%		2.56%
Other		2.86%		2.47%		2.20%
Total other expenses		5.44%		5.03%		4.76%
Acquired fund fees and expenses		0.01%		0.01%		0.01%
Total annual fund operating expenses	[2]	6.95%		7.29%		6.02%
Less management fee waiver/expense reimbursements		2.61%		2.22%		1.95%
Total annual fund operating expenses after management fee waiver/expense reimbursements	[1],[2],[3]	4.34%		5.07%		4.07%
[1]	In connection with the liquidation, expected to be completed on or about September 24, 2015, the Board approved, effective July 27, 2015, the waiver of the investment advisory fee of 1.25% of average net assets, the waiver of the annual Rule 12b-1 distribution fee of 0.75% of average net assets that is charged to the shareholders of Class C shares, and the elimination of all CDSCs assessed on redemptions that are charged on Class A shares (on purchases of $1,000,000 or more) and Class C shares. The annual service fee of 0.25% of average net assets that is charged on Class A shares and Class C shares will not be waived. With respect to exchanges of shares of the Fund for shares of another UBS Family Fund, the length of time you held your shares of the Fund will still be considered when determining whether you must pay a CDSC when you sell the shares of the UBS Family Fund acquired in the exchange. These changes are not reflected in the fee and expense tables above or the expense example below.
[2]	Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.
[3]	The Trust, with respect to the Fund, and UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.), the Fund's investment advisor ("UBS AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, and dividend expense and security loan fees for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, and dividend expense and security loan fees for securities sold short), through the period ending October 27, 2016, do not exceed 1.75% for Class A shares, 2.50% for Class C shares and 1.50% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, the UBS AM (Americas)'s three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - UBS Equity Long-Short Multi-Strategy Fund - USD ($)	1 year	3 years	5 years	10 years
CLASS A	961	2,258	3,505	6,414
CLASS C	607	1,931	3,290	6,425
CLASS P	409	1,612	2,790	5,633

Expense Example No Redemption	1 year	3 years	5 years	10 years
UBS Equity Long-Short Multi-Strategy Fund | CLASS C | USD ($)	507	1,931	3,290	6,425

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Principal strategies

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity and/or equity-related instruments. Equity-related instruments include securities or other instruments that derive their value from equity securities and may include such instruments as short sales of equity securities, swaps on equity securities, and futures and options on equity securities. Investments by the Fund in equity securities may include, but are not limited to, common stock and preferred stock of issuers in developed countries (including the United States) and emerging markets. The Fund's equity investments may include large, intermediate and small capitalization companies. The Fund will maintain both long positions and short positions in equity securities and securities with equity-like characteristics. The Fund also may invest in securities convertible into equity securities.

The Fund may, but is not required to, use exchange-traded or over-the-counter ("OTC") derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The derivatives in which the Fund may invest include options, futures, forward agreements and swap agreements (specifically, portfolio, total return and currency swaps). All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual markets, currencies or securities.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO"). To the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund may borrow money from banks to purchase investments for the Fund. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Management process

The Fund seeks to maximize total returns by allocating its assets among one or more distinct equity investment strategies (each a "Fund component" and together, the "Fund components"), which are managed by portfolio management teams at the Advisor. Each Fund component is unique in terms of the source of its investment insight, its geographic focus, or both. A Fund component will purchase securities long that it believes will outperform the market, other Fund securities or both, and sell securities short that are expected to underperform the market, other Fund securities or both. The Fund engages in its long/short strategies in order to generate returns with low correlations to equity markets.

The Advisor selects Fund components and allocates the Fund's assets among the Fund components based on each Fund component's expected contribution to the risk adjusted investment return of the Fund. Fund components are chosen by the Advisor in part because the Fund components demonstrate a low correlation of returns versus equity markets and among each other. The Advisor intends to allocate assets among the Fund components with the goal of providing returns for the Fund that are a function of the Advisor's stock-level investment insights rather than a function of broad market movements.

In deciding the Fund's allocation to each Fund component, the Advisor utilizes analytical tools that enable the Advisor to view the entire investment portfolio of the Fund across all underlying components in order to best assess the allocation of Fund assets among these components based on alpha potential and contribution to volatility and to monitor the impact of individual stock positions, both long and short positions, on the Fund's entire portfolio.

The Fund components utilize fundamental valuation, quantitative research or a combination of both to construct a portfolio. The investment decisions for certain Fund components are based on price/value discrepancies as identified by the Advisor's fundamental valuation process. In selecting securities utilizing the fundamental valuation process, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The investment decisions for other Fund components are based on investment opportunities generated by quantitative research techniques that systematically exploit market anomalies to provide consistent excess returns for the Fund.

The Fund's expected net equity market exposure (long market value – short market value) will typically range from 10% to 50%; however, in response to market conditions the Fund may adjust its net equity market exposure. The Fund's net equity market exposure may range from -25% to +75% and at the same time will comply with all leverage restrictions required by Section 18 of the 1940 Act and subsequent determinations of the SEC and any other regulatory limitations. The Fund may hold a substantial portion of its total assets in cash when the Fund maintains a net short equity market position. By taking both long and short positions, the Fund seeks to provide some protection in down markets when compared to a fund that takes only long positions.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Short sales risk: There are certain unique risks associated with the use of short sales strategies. When selling a security short, the Advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. This would occur if the securities lender required the Fund to deliver the securities the Fund had borrowed at the commencement of the short sale and the Fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. It is possible that the Fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Multi-strategy risk: The risk that the Fund may allocate assets to a Fund component that underperforms other strategy types.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations). In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Leverage risk associated with borrowing: The Fund may borrow money from banks to purchase investments for the Fund, which is a form of leverage. If the Fund borrows money to purchase securities and the Fund's investments decrease in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Portfolio turnover risk: High portfolio turnover from frequent trading will increase the Fund's transaction costs (including brokerage commissions and dealer costs) and may increase the portion of the Fund's capital gains that are realized for tax purposes in any given year. The Fund does not restrict the frequency of trading in order to limit expenses or the tax effect that its distributions may have on shareholders.

Performance

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. Index reflects no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. On September 5, 2012 the Fund's investment strategy changed. The performance information below, prior to that date, is attributable to the Fund's previous investment strategy. Updated performance for the Fund is available at www.ubs.com/us-mutualfundperformance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class P shares' after-tax returns shown.

Total return UBS Equity Long-Short Multi-Strategy Fund Annual Total Returns of Class P Shares (2011 is the Fund's first full year of operations)

Total return January 1 - August 31, 2015: 3.77% Best quarter during calendar years shown—1Q 2013: 6.38% Worst quarter during calendar years shown—3Q 2012: (1.58)%
Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2014)
Average Annual Returns - UBS Equity Long-Short Multi-Strategy Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	0.66%	0.72%	Jun. 30, 2010
CLASS C	4.72%	1.23%	Jun. 30, 2010
CLASS P	6.78%	2.26%	Jun. 30, 2010
After Taxes on Distributions | CLASS P	6.36%	2.17%
After Taxes on Distributions and Sale of Fund Shares | CLASS P	4.18%	1.74%
Citigroup Three-Month US Treasury Bill Index	0.03%	0.07%	Jun. 30, 2010